Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable, net
	December 31, 2019	December 31, 2018
Accounts receivable	$ 2,287	$ 2,643
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$ 2,287	$ 2,643